Leases - Summary of Movements in Cash and Non-cash Flows from Operating Leases (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Operating cash flow payments for operating lease liabilities	$ (25,201)	$ (36,445)
Operating cash inflow payments for sublease classified as operating lease	61,166	21,320
Operating leases from business combination		892,472
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 275,840	$ 1,282,743